Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Operations [Abstract]
Net sales	$ 752,817	$ 757,550	$ 705,544
Cost of goods sold	635,735	657,911	552,873
Selling, general, and administrative expenses	92,103	64,663	61,623
Research and development	0	0	127
Contract acquisition cost	16,000	0	0
Curtailment gain	(5,831)	0	0
Business interruption insurance recovery	0	(4,594)	(450)
Goodwill impairment	0	13,130	0
Impairment of long-lived assets	0	35,387	0
Gain on sale of business	0	0	(54)
Operating income (loss)	14,810	(8,947)	91,425
Other income (expense):
Gain on remeasurement of equity investment	0	1,655	0
Bargain purchase gain	29,538	0	0
Interest income	67	820	243
Interest expense, net of capitalized interest	(8,022)	(6,887)	(7,610)
Foreign exchange (loss) gain	(3,121)	(4,360)	1,191
Other income	339	644	1,387
Income (loss) before provision for income taxes	33,611	(17,075)	86,636
Provision for income taxes	7,705	2,734	28,760
Net income (loss)	25,906	(19,809)	57,876
Income attributable to noncontrolling interest, net of tax	(4,203)	(1,219)	(3,306)
Net income (loss) attributable to Globe Specialty Metals, Inc.	$ 21,703	$ (21,028)	$ 54,570
Weighted average shares outstanding:
Basic (in shares)	74,674,466	75,206,656	75,038,674
Diluted (in shares)	74,793,017	75,206,656	76,623,892
Earnings (loss) per common share:
Basic (in dollars per share)	$ 0.29	$ (0.28)	$ 0.73
Diluted (in dollars per share)	$ 0.29	$ (0.28)	$ 0.71
Cash dividends declared per common share (in dollars per share)	$ 0.29	$ 0.38	$ 0.20